Interim Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 203	$ 284
Restricted cash	29	27
Prepaid expenses and other current assets (of which $0 and $116 are to related parties as of June 30, 2025 and December 31, 2024, respectively)	59	146
Total current assets	291	457
Deferred offering cost	348	260
Total Assets	639	717
Current liabilities:
Accounts payable	664	651
Accrued expense and other current liabilities (of which $904 and $711 are to related parties as of June 30, 2025 and December 31, 2024, respectively)	1,179	987
Convertible securities (of which $725 and $605 are to related parties as of June 30, 2025 and December 31, 2024, respectively)	2,563	1,802
Current liabilities related to discontinued operations	547	489
Total current liabilities	4,953	3,929
Total Liabilities	4,953	3,929
Commitments and contingencies (see Note 6)
Shareholders’ deficit
Ordinary Shares(*)(**), par value NIS 0.01 per share; 13,265,593 shares authorized as of June 30, 2025 and December 31, 2024, respectively; 7,362,906 shares issued as of June 30, 2025 and December 31, 2024, respectively	20	20
Additional paid-in capital	9,582	9,432
Accumulated deficit	(13,916)	(12,664)
Total Shareholders’ Deficit	(4,314)	(3,212)
Total Liabilities and Shareholders’ Deficit	$ 639	$ 717